Basis of preparation	6 Months Ended
Jun. 30, 2025
Basis of preparation [Abstract]
Basis of preparation
1. Basis of preparation

The unaudited condensed consolidated interim financial statements for the six months ended 30 June 2025 comply with IAS 34 Interim Financial Reporting as issued by the International Accounting Standards Board (IASB), the Disclosure Guidance and Transparency Rules sourcebook of the United Kingdom’s Financial Conduct Authority and with the accounting policies of WPP plc and its subsidiaries (the Group), which were set out in the fiscal year 2024 Form 20-F. No changes have been made to the Group’s accounting policies in the period ended 30 June 2025.

The tax charge for the Group is calculated in accordance with IAS 34, by applying management’s best estimate of the effective tax rate (excluding discrete items) expected to apply to total annual earnings, to the profit before tax for the six months ended 30 June 2025. This is then adjusted for certain discrete items which occurred in the interim period.

The Group does not consider that the amendments to standards adopted during the period have a significant impact on the financial statements.

The unaudited condensed consolidated interim financial statements are prepared under the historical cost convention, except for the revaluation of certain financial instruments as disclosed in our accounting policies. The unaudited condensed consolidated interim financial statements for the six months to 30 June 2025 and six months to 30 June 2024 do not constitute statutory accounts. The statutory accounts for the year ended 31 December 2024, reported on by the Group’s auditor, have been delivered to the Jersey Registrar and received an unqualified auditors’ report.

Having considered the principal risks (as outlined in the fiscal year 2024 Form 20-F), the directors consider it appropriate to adopt the going concern basis of accounting in preparing these interim financial statements. In making this assessment, the directors have reviewed the results of latest cash flow forecasts for the period to 31 December 2026 and have considered the results of a reverse stress test to quantify the level of revenue less pass-through costs decline required to utilise all of the Group's liquidity headroom, taking into account debt maturities and cost mitigations. The likelihood of declines required to utilise all available headroom is considered remote. None of the Group's facilities have financial covenants.

The unaudited condensed consolidated interim financial statements do not include all the information and disclosures required in the annual financial statements and should be read in conjunction with the Group’s annual consolidated financial statements as at 31 December 2024.
The presentation currency of the Group is pounds sterling and the unaudited condensed consolidated interim financial statements have been prepared on this basis. The period ended 30 June 2025 unaudited condensed consolidated interim income statement is prepared using, among other currencies, average exchange rates of US$1.30 to the pound (period ended 2024: US$1.27) and €1.19 to the pound (period ended 2024: €1.17). The unaudited condensed consolidated interim balance sheet as at 30 June 2025 has been prepared using the exchange rates on that day of US$1.37 to the pound (31 December 2024: US$1.26) and €1.17 to the pound (31 December 2024: €1.18).